Schedule - Supplementary Insurance Information (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		$ 6,830	$ 5,676	$ 5,432
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		66,074	59,885	52,911
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		695	633	642
Supplementary Insurance Information, Net investment income	[2]	2,675	2,414	2,139
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		2,629	3,127	2,704
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		423	392	433
Supplementary Insurance Information, Other operating expenses	[2]	1,300	1,193	998
Supplementary Insurance Information, Premiums written		0	0	0
Individual Products and Solutions (IPS) [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		6,417	5,922	5,390
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		43,513	38,510	32,621
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		658	596	605
Supplementary Insurance Information, Net investment income	[2]	1,655	1,521	1,337
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		1,914	2,507	2,111
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		473	332	432
Supplementary Insurance Information, Other operating expenses	[2]	810	741	654
Supplementary Insurance Information, Premiums written		0	0	0
Retirement Plans [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		252	235	229
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		19,648	18,773	17,443
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Net investment income	[2]	835	835	791
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		576	557	531
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		(4)	6	4
Supplementary Insurance Information, Other operating expenses	[2]	198	194	181
Supplementary Insurance Information, Premiums written		0	0	0
Corporate and Other [Member]
Supplementary Insurance Information
Supplementary Insurance Information, Deferred policy acquisition costs		161	(481)	(187)
Supplementary Insurance Information, Future policy benefits, losses, claims and loss expenses		2,913	2,602	2,847
Supplementary Insurance Information, Unearned premiums	[1]	0	0	0
Supplementary Insurance Information, Other policy claims and benefits payable	[1]	0	0	0
Supplementary Insurance Information, Premium revenue		37	37	37
Supplementary Insurance Information, Net investment income	[2]	185	58	11
Supplementary Insurance Information, Benefits, claims, losses and settlement expenses		139	63	62
Supplementary Insurance Information, Amortization of deferred policy acquisition costs		(46)	54	(3)
Supplementary Insurance Information, Other operating expenses	[2]	292	258	163
Supplementary Insurance Information, Premiums written		$ 0	$ 0	$ 0

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.